Stockholders' Equity and Stock-Based Compensation (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation expense	$ 300	$ 251	$ 329	$ 416
Research and Development [Member]
Stock-based compensation expense	59	45	59	80
General and Administrative [Member]
Stock-based compensation expense	150	133	176	271
Selling and Marketing [Member]
Stock-based compensation expense	$ 91	$ 73	$ 94	$ 65